Amy Ward Pershkow
Mayer Brown LLP
1999 K Street NW
Washington DC, 20002
202-263-3336
apershkow@mayerbrown.com
November 16, 2012
VIA EDGAR
Ms. Deborah O’Neal-Johnson
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: The Vantagepoint Funds File Nos. 811-08941 and 333-60789 Post-Effective Amendment #40 to the Registration Statement of The Vantagepoint Funds (the “Fund”)
Dear Ms. O’Neal-Johnson:
On behalf of the Fund, and in accordance with Investment Company Act Release No. 13768, we are requesting selective review of the above referenced amendment to the Fund’s registration statement (“Post-Effective Amendment #40”). This amendment is being filed for the purpose of incorporating certain changes to the share class structure of The Vantagepoint Funds. These changes will be effective on January 22, 2013. Except for these changes, the disclosure in Post-Effective Amendment #40 is substantially similar to the disclosure found in the Fund’s Post-Effective Amendment #38 to the registration statement filed on August 24, 2012.
If you have any questions and/or comments, please do not hesitate to contact me at the number listed above.
Sincerely,
/s/ Amy Ward Pershkow
Amy Ward Pershkow
Cc: Angela C. Montez–Secretary